Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities
Net loss	$ (14,357,325)	$ (8,508,592)	$ (12,243,211)	$ (6,609,864)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	84,373	41,850	66,895	6,348
Amortization of debt issuance costs	75,818	13,848	37,556	28,229
Amortization of bond premium	$ 102,618	137,897	173,204	50,781
Re-measurement of fair value of stock warrants liability		7,263	7,263	30,440
Stock based compensation	$ 1,046,086	722,358	1,066,443	571,924
Increase (decrease) in cash arising from changes in assets and liabilities:
Related party receivable	(9,375)	(18,446)	(23,696)	(15,375)
Prepaid expenses and other current assets	(157,440)	318,275	203,411	(1,008,202)
Restricted cash			(99,877)	$ 24,962
Deposits	(50,000)	(10,478)	(10,478)
Accounts payable	(385,161)	28,561	715,509	$ 146,446
Accrued expenses and other payables	1,260,355	$ (56,888)	302,918	373,842
Other long term liabilities	$ 12,228
Accrued interest		$ (25,364)	(25,364)	11,601
Net Cash Used in Operating Activities	$ (12,377,823)	(7,349,716)	(9,829,427)	$ (6,388,868)
Cash Flows from Investing Activities
Proceeds from maturities of short term investments	14,943,468	13,827,773	18,623,826
Purchases of short term investments	(11,090,091)	(8,783,623)	(12,198,847)	$ (17,347,946)
Purchases of property and equipment	(106,838)	(452,444)	(458,676)	(49,319)
Net Cash Provided by Investing Activities	3,746,539	$ 4,591,706	$ 5,966,303	(17,397,265)
Cash Flows from Financing Activities
Initial public offering price				$ 25,110,000
Proceeds from long term debt, net			$ 2,972,500
Payments on notes payable				$ (925,000)
Issuance of convertible notes payable, net of issuance costs				(197,099)
Proceeds from March 2015 public offering, net of underwriting discounts	$ 11,400,870			540
Proceeds from the exercise of stock options		$ 37,719	$ 37,936	54,042
Proceeds from issuance of long term debt	$ 2,242,575	$ 1,435,283		200,000
Payments on long term debt	(145,161)
Stock issuance costs	(302,461)			(944,478)
Net Cash Provided by Financing Activities	13,195,823	$ 1,473,002	$ 3,010,436	28,348,095
Effect of exchange rate changes on cash and cash equivalents	(67,905)
Net (Decrease) Increase in Cash and Cash Equivalents	4,496,634	$ (1,285,008)	(852,688)	4,561,962
Cash and Cash Equivalents - Beginning of Period	3,714,304	4,566,992	4,566,992	5,030
Cash and Cash Equivalents - End of Period	8,210,938	3,281,984	3,714,304	4,566,992
Supplemental Disclosure for Cash Flow Information
Interest paid	$ 257,339	8,138	$ 32,025	60,922
Supplemental Schedule of Noncash Investing and Financing Activities
Beneficial conversion charge				2,300,000
Non-cash conversion of preferred stock into common stock				386
Preferred conversion of preferred stock into common stock				$ 361,668
Cashless exercise of stock warrants		$ 452,874	$ 452,874
Issuance of warrants			$ 323,021
Series B-1 Preferred Stock [Member]
Cash Flows from Operating Activities
Net loss
Cash Flows from Financing Activities
Issuance of preferred stock				$ 5,050,090
Series A Preferred Stock [Member]
Cash Flows from Operating Activities
Net loss